Leases - Schedule of Balance Sheet Classification of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities, Lessee [Abstract]
Operating leases	$ 4,518	$ 5,912
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Finance lease		$ 1,022
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net
Total leased assets	$ 4,518	$ 6,934
Liabilities:
Operating lease liabilities, current	$ 1,691	$ 1,424
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current	Accrued Liabilities, Current
Operating lease liability noncurrent	$ 3,286	$ 4,977
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Noncurrent
Total operating lease liabilities	$ 4,977	$ 6,401
Finance lease liabilities, current		$ 721
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities, Current
Finance lease liabilities, non-current		$ 351
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent
Total finance lease liabilities		$ 1,072